Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	September 30, 2021	September 30, 2020	September 30, 2019
	US$	US$	US$
Current	13,889	397,553	572,082
Deferred	(321,057)	-	96,714
Total income tax (recovery)	(307,168)	397,553	668,796

Schedule of statutory income tax rates
	September 30, 2021	September 30, 2020	September 30, 2019
	US$	US$	US$
Income before income tax expenses	1,391,481	1,409,108	2,723,554
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	13,889	397,553	668,796
Utilization of loss carryforward	-	-	(96,714)
Change in deferred income tax assets due to US reform	-	-	-
Change in deferred income tax assets due to use of loss carryforward	(321,057)	-	96,714
Income tax expense/Effective tax rate	(307,168)	397,553	668,796